Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Ifrs Statement [Line Items]
Trade payables	$ 5,591	$ 16,191
Payables to the sellers on acquisitions	4,090
Provision for indirect taxes	4,666	6,923
Accrued salaries, bonuses, vacation pay and related taxes	2,936	1,924
Accrued professional services	548	1,100
Other payables	1,158	435
Total	$ 18,989	$ 26,573